INCOME TAXES - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Accrued expenses and other current liabilities	¥ 47,001	¥ 46,958
Net operating loss carry forwards	183,694	178,689
Intra-entity transfer of certain intangible assets	70,607	26,726
Total deferred tax assets	301,302	252,373
Less: valuation allowance	(71,261)	(42,187)
Deferred tax assets, net	¥ 230,041	¥ 210,186